CONDENSED STATEMENT OF CASH FLOWS - USD ($)	8 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (114,691)	$ (3,657,398)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(96,143)	(142,997)
Unrealized gain on marketable securities held in Trust Account	(41,496)	(2,231)
Transaction costs associated with the Initial Public Offering	671,901	0
Change in fair value of warrant liabilities	(613,900)	2,284,340
Deferred tax provision	8,714	0
Changes in operating assets and liabilities:
Prepaid expenses	(81,365)	26,157
Accounts payable and accrued expenses	54,771	1,129,240
Net cash used in operating activities	(212,209)	(362,889)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay for franchise taxes	0	176,006
Investment of cash into Trust Account	(276,000,000)	0
Net cash provided by (used in) investing activities	(276,000,000)	176,006
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000	0
Proceeds from sale of Units, net of underwriting discounts paid	270,480,000	0
Proceeds from sale of Private Placement Warrants	7,520,000	0
Proceeds from promissory note - related party	150,000	0
Repayment of promissory note - related party	(150,000)	0
Payment of offering costs	(671,828)	0
Net cash provided by financing activities	277,353,172	0
Net Change in Cash	1,140,963	(186,883)
Cash - Beginning of period	0	491,827
Cash - End of period	1,140,963	304,944
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption	276,000,000	0
Change in value of Class A common stock subject to possible redemption	87,639	(4,772)
Deferred underwriting fee payable	$ 9,660,000	$ 0